Securitizations (Schedule of Assets and Liabilities of Consolidated SPEs) (Details) (JPY ¥) In Millions					12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2011 Lease receivables [Member]	Mar. 31, 2011 Lease receivables [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Lease receivables [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Mortgage loans receivable [Member]	Mar. 31, 2011 Mortgage loans receivable [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Other Assets [Member]	Mar. 31, 2011 Other Assets [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Other Assets [Member] Beneficial interests in trusts [Member]	Mar. 31, 2011 Net Assets Segment [Member]	Mar. 31, 2011 Net Assets Segment [Member] Loans, mainly from banks [Member]	Mar. 31, 2011 Net Assets Segment [Member] Beneficial interests in trusts [Member]
Cash and cash equivalents	¥ 554,810	¥ 577,584	¥ 807,926	¥ 560,960	¥ 4,091			¥ 3,263		¥ 1,059			¥ 8,413
Current portion of financial assets transferred to consolidated securitization entities					109,589			11,236		62,734			183,559
Financial assets transferred to consolidated securitization entities					123,970			175,506		4,684			304,160
Current portion of non-recourse borrowings of consolidated securitization entities	190,868				130,935	75,539	55,396	34,178	34,178	25,755	16,512	9,243	190,868	92,051	98,817
Non-recourse borrowings of consolidated securitization entities	¥ 219,566				¥ 85,412	¥ 51,359	¥ 34,053	¥ 131,196	¥ 131,196	¥ 2,958		¥ 2,958	¥ 219,566	¥ 51,359	¥ 168,207